Common Stock (Details)	12 Months Ended
	Dec. 31, 2018 Vote $ / shares shares	Sep. 30, 2019 $ / shares shares	Jun. 30, 2019 $ / shares	May 13, 2019 $ / shares shares	Dec. 31, 2017 $ / shares shares
Common Stock.
Common stock, number of shares authorized | shares	158,745,671	100,000,000		100,000,000	84,045,455
Common stock, par value per share | $ / shares	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued | shares	1,374,812	22,739,345			1,369,212
Common stock, shares outstanding | shares	1,374,812	22,739,345		15,560,569	1,369,212
Number of votes per share | Vote	1
Dividends declared | $ / shares	$ 0
Dividend paid | $ / shares	$ 0